CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,020)	$ (2,878)	$ (1,921)	$ 1,016
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Bad debt expense	13	0	0	1
Depreciation	0	21	21	27
Amortization of debt issuance costs and discounts	194	46	105	190
Amortization of beneficial conversion feature	53	54	92	645
Share-based compensation	0	8	8	44
Change in fair value of warrants	2,551	1,679	(380)	(3,234)
Gain on extinguishment of debt	316	0	0	(1,039)
Changes in operating assets and liabilities:
Accounts receivable	0	(3)	0	(10)
Inventory	(3)	66	66	151
Other current assets	29	67	(2)	42
Other non-current asset	18	0	1	41
Accounts payable	19	29	20	(6)
Deferred revenue	0	33	35	45
Accrued liabilities	(108)	504	1,149	722
Total adjustments	3,082	2,558	1,115	(2,382)
Net cash used in operating activities	(938)	(374)	(806)	(1,365)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property and equipment	(1)	0
Net cash used in investing activities	(1)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt financing, net of discounts and debt issuance costs	519	474	1,351	1,386
Proceeds from issuance of Series E Preferred Stock	853	0
Payments made on notes and loans payable	(697)	(100)	(281)	(192)
Proceeds for future issuance of common stock, warrants and preferred stock			635	126
Net proceeds from issuance of common stock and warrants, net of costs	128	0	0	44
Net cash provided by financing activities	803	374	1,705	1,364
Net change in cash and cash equivalents	(136)	0	899	(1)
Cash and cash equivalents, beginning of year	899	0	0	1
Cash and cash equivalents, end of period	763	0	899	0
SUPPLEMENTAL SCHEDULE OF:
Cash paid for: interest	209	0	14	116
NONCASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock as debt repayment	2,529	33	33	925
Dividends on preferred stock	29	0	$ 0	116
Subscription receivable	635	0
Warrants exchanged for fixed price warrants	$ 67	$ 0		$ 20